Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Income
Net operating income	R$ 44,268,171	R$ 43,462,740	R$ 43,206,832
Cost of sales	(22,158,947)	(21,025,767)	(20,272,530)
Gross profit	22,109,224	22,436,973	22,934,302
Operating income (expenses)	(14,895,300)	(12,980,789)	(16,302,065)
Selling expenses	(12,701,222)	(12,832,741)	(13,136,474)
General and administrative expenses	(2,498,096)	(2,598,970)	(2,443,105)
Other operating income	929,498	4,077,003	464,182
Other operating expenses	(625,480)	(1,626,081)	(1,186,668)
Operating income	7,213,924	9,456,184	6,632,237
Financial income	1,132,870	4,112,640	1,755,958
Finance expenses	(1,953,011)	(2,285,487)	(2,659,002)
Equity pickup	752	(5,847)	1,580
Income before taxes	6,394,535	11,277,490	5,730,773
Income and social contribution taxes	(1,393,521)	(2,349,232)	(1,121,983)
Net income for the year	R$ 5,001,014	R$ 8,928,258	R$ 4,608,790
Common shares
Consolidated Statements of Income
Basic and diluted earnings per share	R$ 2.78	R$ 4.96	R$ 2.56
Preferred shares
Consolidated Statements of Income
Basic and diluted earnings per share	R$ 3.06	R$ 5.45	R$ 2.82